Nature of business and organization (Details)	12 Months Ended
Sep. 30, 2024
Shan You International Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	● A Hong Kong company ● Incorporated on March 22, 2023 ● A holding company
Entity Incorporation, Date of Incorporation	Mar. 22, 2023
Ownership	100% owned by WF
Sichuan Shanyou Zhiyuan Business Information Consulting Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	● A PRC limited liability company ● Incorporated on April 28, 2023 ● Registered capital of RMB1,000,000 (approximately $0.2 million)● A holding company
Entity Incorporation, Date of Incorporation	Apr. 28, 2023
Ownership	100% owned by Shanyou HK
Chengdu Shanyou HVAC Engineering Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	● A PRC limited liability company ● Incorporated on June 3, 2009 ● Registered capital of RMB12,000,000 (approximately $1.9 million) ● Supply, installation, fitting-out and maintenance services for HVAC systems, fresh air ventilation systems, floor heating systems and water purification systems
Entity Incorporation, Date of Incorporation	Jun. 03, 2009
Ownership	100% owned by WFOE
WF International Nevada LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	● A US limited liability company ● Incorporated on December 27, 2023 ● A holding company
Entity Incorporation, Date of Incorporation	Dec. 27, 2023
Ownership	100% owned by WF